Note 23 - Employee Benefits - Weighted Principal Assumptions (Details) R$ in Millions	Dec. 31, 2017 BRL (R$) Rate	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Actuarial assumption of medical cost trend rates [member]
Statement Line Items [Line Items]
Change in assumption, percentage (Rate) | Rate	1.00%
Increase in assumption	R$ (119.7)	R$ (104.7)	R$ (77.5)
Decrease in assumption	R$ 102.3	90.2	67.4
Actuarial assumption of discount rates [member]
Statement Line Items [Line Items]
Change in assumption, percentage (Rate) | Rate	0.50%
Increase in assumption	R$ 289.7	292.6	262.5
Decrease in assumption	R$ (309.2)	(311.5)	(280.1)
Actuarial assumption of expected rates of salary increases [member]
Statement Line Items [Line Items]
Change in assumption, percentage (Rate) | Rate	0.50%
Increase in assumption	R$ (12.9)	(16.6)	(13.3)
Decrease in assumption	12.3	15.3	12.5
Actuarial assumption of life expectancy after retirement [member]
Statement Line Items [Line Items]
Increase in assumption	(180.6)	(175.9)	(135.1)
Decrease in assumption	R$ 176.5	R$ 172.9	R$ 131.1
Change in assumption, year	1